REVENUE AND EXPENSES - THIRD PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
External services provided by other companies [abstract]
Leases	$ 66,923		$ 63,014		$ 75,573
Installation and maintenance	22,799		24,237		25,159
Lawyers and law firms	6,887		5,198		6,055
Tax advisory services	467		302		504
Consultants	8,578		8,056		12,117
Audits and other related services	2,677		2,493		3,347
Studies and work performed	7		76		372
Other external professional services	45,955		40,669		40,863
Publicity, advertising and public relations	5,458		6,089		7,643
Insurance premiums	636		207		231
Travel expenses	6,288		6,047		8,502
Utilities expense	27,392		28,743		33,700
Banking and similar services	1,391		1,006		2,191
Other	6,688		7,076		6,634
TOTAL	202,146		193,213		222,891
Finance Income [Abstract]
Interest Income Third Parties	7,858		7,188
Total finance income	7,858		7,188		15,459
Interest costs [abstract]
Interest paid to Group companies	0		0
Interest paid to third parties	71,404		75,090
Discounts to the present value of provisions and other liabilities	6,741		(15,939)
Total finance costs	$ 78,145	[1]	$ 59,151	[1]	$ 75,682

[1]
(1) The year ended December 31, 2016 contains the impacts of the CVI termination. The reversal of the principal amount of 41,749 thousand U.S. dollars was recognized in "Other gains and own work capitalized", the interest reversal of 19,936 thousand U.S. dollars was recognized in "Finance costs" and the loss of 35,373 thousand U.S. dollars on the conversion of Argentine pesos to U.S. dollars was recognized in "Net foreign exchange loss".